Trade and other receivables - Summary of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current
Current trade receivables	$ 25,175	$ 28,229
Current receivables due from related parties	843	654
Other current receivables	3,936	3,953
Trade and other current receivables financial assets	29,954	32,836
Non-current
Non-current trade receivables	652	12
Non-current receivables due from related parties	26	79
Other non-current receivables	722	608
Trade and other non-current receivables financial assets	1,400	699
Current
Current portion of sales taxes and production taxes	1,028	1,037
Other current receivables non-financial asset	141	137
Trade and other current receivables non-financial assets	1,169	1,174
Non-current
Non-current portion of sales taxes and production taxes	355	379
Other non-current receivables non-finance asset	12	14
Trade and other non-current receivables non-financial assets	367	393
Trade and other current receivables	31,123	34,010
Trade and other non-current receivables	$ 1,767	$ 1,092